CERTIFICATION OF STRONG INCOME FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:

                       Strong Advisor Municipal Bond Fund
                           Strong High-Yield Bond Fund
                     Strong Short-Term High Yield Bond Fund
                          Strong Corporate Income Fund
                          Strong Short-Term Income Fund

STRONG INCOME FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act").

2. Reference is made to the Prospectuses and Statement of Additional Information for the (i) Strong Advisor Municipal Bond Fund - Class A, Class B, Class C, and Institutional Class (ii) High-Yield Bond Fund - Investor Class, Advisor Class and Institutional Class; (iii) Strong Short-Term High Yield Bond Fund - Investor Class and Advisor Class; (iv) Strong Corporate Income Fund - Investor Class; and (v) Strong Short-Term Income Fund -
     Investor Class shares, filed by the Registrant with the Securities and Exchange Commission on February 25, 2004 (with an effective date of March 1, 2004) pursuant to Post-Effective Amendment No. 43 (File Nos. 33-37435; 811-6195) (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant for the series referenced above.

4. The form of Prospectuses and Statement of Additional Information for the Strong High-Yield Bond Fund, Strong Short-Term High Yield Bond Fund, Strong Corporate Income Fund and Strong Short-Term Income Fund that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                            STRONG INCOME FUNDS, INC.


                              /s/ GIlbert L. Southwell III
                         --------------------------------------
                          By: Gilbert L. Southwell III
                          Title: Assistant Secretary

                                                     Dated:  March 5, 2004